UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               -----------------

Check here if Amendment [ ];   Amendment Number: _____

  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   MD Sass Associates, Inc.
Address:                1185 Avenue of the Americas,
                        18th Floor,
                        New York, NY 10036

Form 13F File Number: 28-12005

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   Christopher J. Dunn
Title:                  Senior Vice President
Phone:                  (212) 843-8956

Signature, Place, and Date of Signing:

   /s/ Christopher J. Dunn,    New York, New York,          February 21, 2007
----------------------------------------------------      ----------------------
          [Signature]            [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] I3F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

            Form 13F File Number            Name

            ___________                     ____________________________________

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                        ------------------------

Form 13F Information Table Entry Total:      8,029,033
                                        ------------------------

Form 13F Information Table Value Total:      353,514 (thousands)

List of Other Included Managers:             NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] No. Form 13F File Number Name

                                                             FORM 13F INFORMATION TABLE

                                         TITLE OF                      VALUE       SHARES/  SH/   PUT/
            NAME OF ISSUER                CLASS           CUSIP       (X$1000)    PRN AMT   PRN   CALL
------------------------------           --------       ---------     --------    -------   ---   ----
BAKER HUGHES INC                         COMMON         057224107      11610       155500   SH
BANK OF AMERICA CORP                     COMMON         060505104      12699       237850   SH
BED BATH & BEYOND INC                    COMMON         075896100      14905       391205   SH
CITIGROUP INC                            COMMON         172967101      14919       267854   SH
COPART INC                               COMMON         217204106       9696       323200   SH
DIAMOND OFFSHORE DRILLING                COMMON         25271C102      12319       154100   SH
EDWARDS AG INC                           COMMON         281760108      12193       192650   SH
FIDELITY NATL FINL INC                   COMMON         31620R105       7981       334200   SH
FLORIDA ROCK INDS INC                    COMMON         341140101       3513        81600   SH
GENERAL ELEC CO                          COMMON         369604103      14824       398395   SH
GETTY IMAGES INC                         COMMON         374276103       8603       200900   SH
HARLEY DAVIDSON INC                      COMMON         412822108       9966       141425   SH
HILTON HOTELS CORP                       COMMON         432848109      12934       370600   SH
INTEL CORP                               COMMON         458140100      11343       560150   SH
J P MORGAN CHASE & CO                    COMMON         46625H100      15114       312914   SH
JOHNSON & JOHNSON                        COMMON         478160104      12702       192395   SH
JOY GLOBAL INC                           COMMON         481165108      14869       307600   SH
MSC INDL DIRECT INC                      COMMON         553530106      13933       355900   SH
METLIFE INC                              COMMON         59156R108      15408       261100   SH
NORDSON CORP                             COMMON         655663102       2407        48300   SH
PEABODY ENERGY CORP                      COMMON         704549104       7294       180500   SH
PFIZER INC                               COMMON         717081103      11546       445795   SH
PRICE T ROWE GROUP INC                   COMMON         74144T108       8119       185500   SH
PROGRESSIVE CORP OHIO                    COMMON         743315103      14033       579400   SH
SLM CORP                                 COMMON         78442P106      12149       249100   SH
SCHLUMBERGER LTD                         COMMON         806857108       8653       137000   SH
STARWOOD HOTELS&RESORTS W                COMMON         85590A401      10778       172450   SH
SUPERIOR ENERGY SVCS INC                 COMMON         868157108       6284       192300   SH
3M CO                                    COMMON         88579Y101      15025       192800   SH
TRANSOCEAN INC                           COMMON         G90078109      12514       154700   SH
UBS AG                                   COMMON         H89231338      15182       251650   SH


                                            INVSTMT       OTHER                    VOTING AUTHORITY
            NAME OF ISSUER                  DSCRETN      MANAGERS        SOLE      SHARED       NONE
------------------------------              -------      --------       ------     ------       -----
BAKER HUGHES INC                             SOLE                       137200         0        18300
BANK OF AMERICA CORP                         SOLE                       209050         0        28800
BED BATH & BEYOND INC                        SOLE                       344405         0        46800
CITIGROUP INC                                SOLE                       235432         0        32422
COPART INC                                   SOLE                       283100         0        40100
DIAMOND OFFSHORE DRILLING                    SOLE                       136000         0        18100
EDWARDS AG INC                               SOLE                       169850         0        22800
FIDELITY NATL FINL INC                       SOLE                       295200         0        39000
FLORIDA ROCK INDS INC                        SOLE                        63100         0        18500
GENERAL ELEC CO                              SOLE                       347745         0        50650
GETTY IMAGES INC                             SOLE                       172900         0        28000
HARLEY DAVIDSON INC                          SOLE                       124125         0        17300
HILTON HOTELS CORP                           SOLE                       325900         0        44700
INTEL CORP                                   SOLE                       495750         0        64400
J P MORGAN CHASE & CO                        SOLE                       274157         0        38757
JOHNSON & JOHNSON                            SOLE                       171095         0        21300
JOY GLOBAL INC                               SOLE                       269800         0        37800
MSC INDL DIRECT INC                          SOLE                       311250         0        44650
METLIFE INC                                  SOLE                       229600         0        31500
NORDSON CORP                                 SOLE                        44300         0         4000
PEABODY ENERGY CORP                          SOLE                       159200         0        21300
PFIZER INC                                   SOLE                       390945         0        54850
PRICE T ROWE GROUP INC                       SOLE                       162500         0        23000
PROGRESSIVE CORP OHIO                        SOLE                       507700         0        71700
SLM CORP                                     SOLE                       219000         0        30100
SCHLUMBERGER LTD                             SOLE                       122300         0        14700
STARWOOD HOTELS&RESORTS W                    SOLE                       151550         0        20900
SUPERIOR ENERGY SVCS INC                     SOLE                       170200         0        22100
3M CO                                        SOLE                       168600         0        24200
TRANSOCEAN INC                               SOLE                       136500         0        18200
UBS AG                                       SOLE                       218950         0        32700

TOTAL VALUE (X$1000):                            353514
TOTAL SHARES PRN/AMT:                           8029033

TOTAL SOLE SHARES/PRN AMT:                      7047404
TOTAL SHARED SHARES/PRN AMT:                          0
TOTAL NONE SHARES/PRN AMT:                       981629